Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingent Liabilities [Abstract]
Commitments	Following is a summary of such commitments at December 31:
	2023	2022
Fixed rate	$1,331	$1,110
Variable rate	181,622	177,151
Standby letters of credit	9,210	3,441